SHARE CAPITAL AND RESERVES (Details 4)	12 Months Ended
Mar. 31, 2026 $ / shares
Statement [Line Items]
Number of Warrants outstanding	4,807,693
Weighted average remaining contractual life (years), warrants	2 years 8 months 1 day
Exercise Price 1
Statement [Line Items]
Number of Warrants outstanding	4,807,693
Weighted average exercise price outstanding, warrants	$ 0.080
Weighted average remaining contractual life (years), warrants	2 years 8 months 1 day